Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (17,756)	$ (12,895)	$ (20,288)	$ (12,057)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	1,621	2,195	2,658	2,172
Loss on disposal of assets	36
Depreciation and amortization	500	565	733	718
Non-cash lease expense	383
Fair value of warrants issued for services	452	232	232
Common stock issued for services and settlement of liabilities		20	20	488
Accretion of discount on note receivable		(22)	(29)	(26)
Impairment on note receivable			911
Common stock issued in litigation settlement				1,925
Fair value of warrants issued in litigation settlement				1,531
Forgiveness of indebtedness income	(1,265)
Changes in operating assets and liabilities:
Accounts receivable	337	(2,402)	228	(560)
Deferred rent and lease incentive liability			548	80
Operating lease liabilities	(376)	196
Tenant improvement allowance	516		(516)
Prepaid expenses and other current assets	(541)	(929)	(902)	(114)
Deposits	(17)	(47)	(47)	(27)
Accounts payable	(276)	(81)	139	(274)
Accrued expenses	(644)	797	1,117	474
Other liabilities	261
Contract liability	182	758	(539)	(10)
Net cash used in operating activities	(16,587)	(11,613)	(15,735)	(5,680)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of property and equipment	(724)	(2,014)	(2,396)	(120)
Payment for business acquisition		(225)	(225)
Principal collections under note receivable		13	13
Net cash used in investing activities	(724)	(2,226)	(2,608)	(120)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock		27,930	27,930	22,290
Series A Preferred Stock redemption payments		(1,500)	(1,500)	(2,150)
Payments for issuance costs		(2,238)	(2,238)	(245)
Principal payments on debt		(25)	(25)	(75)
Proceeds from issuance of preferred stock				2,452
Proceeds from issuance of debt				1,265
Net cash provided by financing activities		24,167	24,167	23,537
Net increase in cash and cash equivalents	(17,311)	10,328	5,824	17,737
Cash and cash equivalents at beginning of year	24,030	18,206	18,206	469
Cash and cash equivalents at end of year	6,719	28,534	24,030	18,206
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	2	10	18	33
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Forgiveness of indebtedness income	1,265
Fair value of warrants issued in asset purchase		136	136
Fair value of warrants issued in business acquisition		172	172
Fair value of warrants issued to underwriters in connection with follow-on offering		$ 1,486	1,486
Conversion of debt to common stock				770
Exchange of debt to Series B preferred stock				2,944
Exchange of Series B preferred stock into common shares				5,347
Common stock issued for payment of interest				26
Series B Preferred Stock issued for payment of interest				102
Series A Preferred Stock redemption included in accounts payable				1,500
Capital expenditures included in accounts payable			$ 110	$ 2